NEW ACCOUNTING POLICIES AND PRONOUNCEMENTS (Policies) - Streamex Exchange Corporation [Member]	3 Months Ended	9 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Restructuring Cost and Reserve [Line Items]
Statement of compliance

Statement of compliance

These financial statements are presented in Canadian dollars and have been prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”).

These financial statements were approved by the Board of Directors of the Company and authorized for issuance on June 2, 2025.

Basis of presentation

Basis of presentation

The financial statements have been prepared on the historical cost basis, with the exception of financial instruments which are measured at fair value, as explained in the accounting policies set out below. In addition, these financial statements have been prepared using the accrual basis of accounting, except for cash flow information. The functional currency of the Company is the Canadian dollar.

The accounting policies set out below have been applied consistently to all periods presented in these financial statements.

Stock-based compensation

Stock-based compensation

The Company follows the provisions of Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Section 718 “Compensation - Stock Compensation”, which establishes accounting for equity-based compensation awards to be accounted for using the fair value method. Equity-settled share-based payment arrangements are initially measured at fair value at the date of grant and recorded within stockholders’ equity. Arrangements considered to be cash-settled are initially recorded at fair value and classified as accrued liabilities and subsequently re-measured at fair value at each reporting date. The Company’s stock option plan is an equity-settled arrangement and the Company’s deferred share unit plan can be an equity or cash settled arrangement depending on the grant date term.

The fair value at grant date of all share-based payments is recognized as compensation expense over the period for which benefits of services are expected to be derived, with a corresponding credit to stockholders’ equity or accrued liabilities depending on whether they are equity-settled or cash-settled. The Company estimates the fair value of stock options granted using the Black-Scholes option pricing model and estimate the expected forfeiture rate at the date of grant. The value of restricted share units (“RSUs”) is estimated based on the quoted market price of the Company’s common shares. When awards are forfeited because non-market based vesting conditions are not satisfied, the expense previously recognized is proportionately reversed.

Loss per share

Loss per share

The Company presents basic and diluted loss per share data for its common shares, calculated by dividing the loss attributable to common shareholders of the Company by the weighted average number of common shares outstanding during the period. Diluted loss per share does not adjust the loss attributable to common shareholders or the weighted average number of common shares outstanding when the effect is anti-dilutive.

STREAMEX EXCHANGE CORPORATION

Notes to the Financial Statements

For the period ended December 31, 2024

(Expressed in Canadian Dollars)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Foreign currency

Foreign currency

Transactions and balances in currencies other than the Canadian dollar, the currency of the primary economic environment in which the Company operates (“the functional currency”), are translated into the functional currency using the exchange rates prevailing at the dates of the transactions. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation of monetary assets and liabilities denominated in foreign currencies at exchange prevailing on the statement of financial position date are recognized in the statement of comprehensive loss.

Research and Development Costs		Research and Development Costs Research and development costs are expensed as incurred. This includes all research consultant’s fees and costs of contract research organizations.
Income taxes

Income taxes

The Company accounts for income taxes under the asset and liability method. Current income taxes are the expected taxes payable or receivable on the taxable income or loss for the year, using tax rates enacted or substantively enacted at the reporting date, and any adjustment to taxes payable in respect of previous years. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under the asset and liability method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. A valuation allowance is recognized if it is more likely than not that some portion or the entire deferred tax asset will not be recognized.

Recently adopted accounting pronouncements

Recently adopted accounting pronouncements

Accounting Standards Update 2023-07 – Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures. In 2024, the Company adopted ASU 2023-07 and management evaluated the Company’s operations and concluded it has one reportable operating segment. This standard has not changed the processing, recording, or presentation of financial data, other than providing a table with disclosure of more detail expense categories for the Company’s single operating segment.

STREAMEX EXCHANGE CORPORATION

Notes to the Financial Statements

For the period ended December 31, 2024

(Expressed in Canadian Dollars)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Recently issued accounting pronouncements

Recently issued accounting pronouncements

Accounting Standards Update 2024-03 – Income Statement – Reporting Comprehensive Income-Expense Disaggregation Disclosures (Subtopic 220-40). ASU 2024-03 requires all public entities to disclose disaggregated information about purchases of inventory, employee compensation, depreciation, intangible asset amortization, and depletion for each income statement line item that contains those expenses. The amendments in ASU 2024-03 are effective for annual reporting periods beginning after December 15, 2026 and interim reporting periods beginning after December 15, 2027. ASU 2024-03 allows for early adoption and requires either prospective adoption to financial statements issued for reporting periods after the effective date of ASU 2024-03 or retrospective adoption for any and all prior periods presented in the financial statements. The Company is currently assessing the impact of adopting ASU 2024-03 on the financial statements and related disclosures.

The Company has determined that other significant newly issued accounting pronouncements are either not applicable to the Company’s business or that no material effect is expected on the financial statements as a result of future adoption.

Recently issued accounting pronouncements

Accounting Standards Update 2024-03 – Income Statement – Reporting Comprehensive Income-Expense Disaggregation Disclosures (Subtopic 220-40). ASU 2024-03 requires all public entities to disclose disaggregated information about purchases of inventory, employee compensation, depreciation, intangible asset amortization, and depletion for each income statement line item that contains those expenses. The amendments in ASU 2024-03 are effective for annual reporting periods beginning after December 15, 2026 and interim reporting periods beginning after December 15, 2027. ASU 2024-03 allows for early adoption and requires either prospective adoption to financial statements issued for reporting periods after the effective date of ASU 2024-03 or retrospective adoption for any and all prior periods presented in the financial statements. The Company is currently assessing the impact of adopting ASU 2024-03 on the financial statements and related disclosures.

The Company has determined that other significant newly issued accounting pronouncements are either not applicable to the Company’s business or that no material effect is expected on the financial statements as a result of future adoption.

Revenue recognition

Revenue recognition

The Company’s revenue is derived from software as a service (SaaS) arrangement. The Company accounts for revenue in accordance with ASC 606, Revenue from Contracts with Customers. The core principle of ASC 606 is to recognize revenue upon the transfer of products or services to customers in an amount that reflects the consideration the Company expects to be entitled to in exchange for those products or services. ASC 606 prescribes a five-step model for recognizing revenue from contracts with customers: (1) identify the contract(s) with customers; (2) identify the separate performance obligations in the contract; (3) determine the transaction price; (4) allocate the transaction price to the separate performance obligations in the contract; and (5) recognize revenue when (or as) the performance obligations are satisfied.

The Company applies the five-step model to recognize revenue as follows:

(1)	Identification of the contract, or contracts, with the customer

The Company considers the terms and conditions of written contracts and its customary business practices in identifying its contracts under ASC 606. The Company determines that it has a contract with a customer when the contract is executed, the Company can identify each party’s rights regarding the services to be transferred, the Company can identify the payment terms for the services, the Company has determined that the customer has the ability and intent to pay, and the contract has commercial substance. In general, contract terms will be reflected in a written document that is signed by both parties.

STREAMEX EXCHANGE CORPORATION

Notes to the Condensed Interim Financial Statements

(Expressed in Canadian Dollars – unaudited)

3. NEW ACCOUNTING POLICIES AND PRONOUNCEMENTS (continued)

(2)	Identification of the performance obligation in the contract

Performance obligations are promises in a contract to transfer distinct products or services to a customer and is the unit of account under ASC 606. A contract’s transaction price is allocated to each distinct performance obligation and revenue is recognized when the performance obligation is satisfied. A product or service is a distinct performance obligation if the customer can both benefit from the product or service either on its own or together with other resources that are readily available to the customer, and it is separately identifiable from other items within the context of the contract. Performance obligations are satisfied by transferring control of the product or service to the customer. Control of the product or service is transferred either at a point in time or over time depending on the performance obligation.

To the extent a contract includes multiple promised services or products, the Company applies judgment to determine whether promised services or products are capable of being distinct and distinct in the context of the contract. If these criteria are not met, the promised services are accounted for as a combined performance obligation. During the period ended March 31, 2025, the Company concluded that the specific sets of tasks that are identified as performance obligations related to the technical consulting, token development and implementation services agreement are completed and accordingly, recognized the agreed upon revenue upon completion.

(3)	Determination of the transaction price

The transaction price is determined based on the consideration to which the Company expects to be entitled in exchange for providing services to the customer. Token creation and deployment services may be subject to either fixed or variable pricing. Variable consideration is allocated entirely to distinct service periods when it can be tied to a single performance obligation. Variable consideration is estimated and included in the transaction price if, in the Company’s judgment, it is probable that there will not be a significant future reversal of cumulative revenue under the contract. When variable consideration is contingent and cannot be tied to a single performance obligation performed in a particular billing period, the Company estimates contingent variable consideration using the most likely method and recognizes consideration to the extent that the estimate for variable consideration is not constrained pursuant to the guidance provided in ASC 606. A significant financing component generally does not exist under the Company’s standard contracting and billing practices.

(4)	Allocation of the transaction price to the performance obligations in the contract

If the contract contains a single combined performance obligation, the entire transaction price is allocated to the single combined performance obligation. Contracts that contain multiple performance obligations require an allocation of the transaction price to each performance obligation based on its standalone selling price (“SSP”) in relation to the total fair value of all performance obligations in the arrangement. The Company’s contracts contain a single performance obligation, which is delivery of the final product. The Company allocates consideration to its performance obligation under the guidance of ASC 606 on a relative standalone selling price basis. Where SSP is not directly observable, the Company determines the SSP using information that may include market conditions and other observable inputs. Consideration associated with support activities, specified enhancements and upgrades are estimated using a cost-plus reasonable margin approach, as there is no observable SSP.

STREAMEX EXCHANGE CORPORATION

Notes to the Condensed Interim Financial Statements

(Expressed in Canadian Dollars – unaudited)

(5)	Recognition of revenue when, or as, the Company satisfies a performance obligation

The Company recognizes revenue when the services are delivered to its customers, in an amount that reflects the consideration the Company expects to be entitled to in exchange for those services. The Company is principally responsible for the satisfaction of its distinct performance obligations, which are satisfied either at a point in time or over a period of time.

Performance obligations satisfied at a point in time

Creation and deployment services are generally satisfied at a point in time, and revenue is recognized at the point in which the services have been completed. Consideration for these services is typically billed in the same period that the service has been delivered to the customer.

Performance obligations satisfied over a period of time

Services on larger projects can be satisfied over a period of time if the deliverables are measurable and traceable. Revenue activities are recognized over an estimated project life span and percentage of completion is used when conditions support this calculation. The performance obligation is met when the customer receives the benefit detailed in the contracts.

Cost of revenue

Cost of revenue

Cost of revenue primarily consists of third party specialized consultants, internal personnel costs for operations and support, cloud infrastructure costs, incremental transaction costs, and costs of external customer support software and services. In each case, personnel costs include salaries, benefits and any other compensation paid to such staff.